Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade	$ 65,386	$ 39,625
Holdbacks	363	372
Accrued trade receivables	16,556	33,207
Contract receivables	82,305	73,204
Other	15,550	10,607
Total accounts receivable	$ 97,855	$ 83,811